Long-Term Debt - Additional Information - USD Term Loans (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Term_loan Vessel	Dec. 31, 2014 USD ($) Vessel
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 7,480,374	$ 6,741,625
Interest at a weighted-average fixed rate	3.40%	3.20%
Secured debt [Member]
Debt Instrument [Line Items]
Number of debt instruments | Term_loan	26
Carrying amount of long-term debt	$ 4,000,000	$ 3,100,000
Number of term loans which have balloon or bullet repayments | Term_loan	23
Number of vessels | Vessel	67	34
Outstanding term loans not guaranteed by Teekay or its subsidiaries	$ 64,600	$ 79,300
Frequency of periodic payments	Quarterly or semi-annual payments commencing three or six months after delivery of each newbuilding vessel financed thereby,
Secured debt [Member] | Certain Term Loans [Member]
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 48,600	$ 37,800
Interest at a weighted-average fixed rate	4.00%	4.80%
Secured debt [Member] | Remaining Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate terms	LIBOR plus a margin
Secured debt [Member] | Remaining Term Loans [Member] | Three-month LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	0.61%	0.26%
Secured debt [Member] | Remaining Term Loans [Member] | Three-month LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	0.30%	0.30%
Secured debt [Member] | Remaining Term Loans [Member] | Three-month LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	3.25%	3.25%
Secured debt [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument collateral, description	The term loans are collateralized by first-priority mortgages on 67 (December 31, 2014 - 34) of the Company's vessels, together with certain other security.